Supplementary cash flow information - Interest and income taxes paid and received (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash Flow Statement [Abstract]
Interest paid	$ 115,408	$ 131,646
Interest received	28,247	15,929
Income taxes paid	$ 435,558	$ 382,833